UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.7%
New York 83.2%
Albany County, NY, Airport Revenue:
AMT, 5.375%, 12/15/2017 (a)	1,000,000	1,034,580
AMT, 5.5%, 12/15/2019 (a)	1,000,000	1,036,050
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)	10,000	10,028

Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,208,940
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,091,502
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,089,760
Chautauqua County, NY, County General Obligation:
ETM, 7.3%, 4/1/2008 (a)	575,000	603,434
ETM, 7.3%, 4/1/2009 (a)	575,000	623,904
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	664,269
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,872,447
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	8,186,300
Zero Coupon, 6/1/2014 (a)	2,115,000	1,602,007
Series D, 5.0%, 9/1/2017 (a)	2,000,000	2,205,620
Series C, 5.5%, 9/1/2021	1,250,000	1,366,100
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,192,737
6.0%, 3/1/2014 (a)	1,040,000	1,199,588
6.0%, 3/1/2015 (a)	1,250,000	1,464,612
6.0%, 3/1/2017 (a)	1,410,000	1,657,117
6.0%, 3/1/2018 (a)	1,130,000	1,361,006
Montgomery, NY, School District General Obligation, Valley Central School District, 7.15%, 6/15/2008 (a)	625,000	658,387
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	535,580
New York, County General Obligation Lease, Dormitory Authority, Westchester County Court Facilities, 5.25%, 8/1/2014	2,555,000	2,672,556
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	234,589
Series C, 7.375%, 5/15/2010	615,000	652,792
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	360,523
Series B, 7.5%, 5/15/2011	440,000	487,568
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,035,540
6.0%, 7/1/2021 (a)	850,000	1,028,143
New York, Higher Education Revenue, Dormitory Authority, Columbia University, Series A, 5.25%, 7/1/2015	1,000,000	1,083,600
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (a)	430,000	431,247
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,454,777
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (a)	1,000,000	1,081,830
Series A, 5.75%, 7/1/2027 (a)	3,000,000	3,738,870
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,364
6.5%, 7/1/2011 (a)	760,000	854,263
6.5%, 7/1/2012 (a)	500,000	573,990
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (a)	1,000,000	1,075,270
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,921,290
5.5%, 1/1/2017	4,890,000	5,538,854
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,825,000	1,908,913
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,559,770
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	200,000	221,406
New York, Metropolitan Transportation Authority Revenue, Series F, 5.25%, 11/15/2027 (a)	1,200,000	1,293,300

New York, Multi-Family Housing Revenue, Housing Finance Agency, Series A, 6.95%, 8/15/2012	95,000	96,476
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,325,944
Series C, 5.5%, 4/1/2017	6,000,000	6,861,540
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,231,440
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,374,900
Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,367,900
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,236,554
Series A, 5.75%, 7/1/2009 (a)	1,000,000	1,040,310
Series A, 5.75%, 7/1/2013 (a)	4,100,000	4,469,328
5.75%, 7/1/2018 (a)	2,250,000	2,608,537
New York, State Agency General Obligation Lease, Dormitory Authority, State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (a)	3,000,000	3,199,710
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities:
Series B, 5.25%, 1/1/2013 (a)	1,700,000	1,776,687
Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,191,720
New York, State Dormitory Authority Revenue:
Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,323,139
Series A, 5.25%, 2/15/2014 (a)	4,280,000	4,694,133
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,221,220
New York, State Dormitory Authority Revenue, Personal Income Tax, Series A, 5.375%, 3/15/2020	3,000,000	3,310,560
New York, State Dormitory Authority Revenues, Columbia University:
Series B, 5.0%, 7/1/2015	5,790,000	6,422,326
Series A, 5.25%, 7/1/2016	3,265,000	3,706,885
New York, State Dormitory Authority Revenues, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,386,074
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,301,860
Series D, ETM, 7.0%, 7/1/2009	945,000	991,617
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	90,000	106,531
New York, State General Obligation Lease, Dormitory Authority, State University Educational Facilities:
Series B, 5.375%, 7/1/2019	1,980,000	2,090,326
5.875%, 5/15/2017 (a)	2,325,000	2,742,082
New York, State General Obligation Lease, Dormitory Authority, Upstate Community Colleges, Series A, 5.875%, 7/1/2016	3,555,000	3,673,844
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,520,510
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,602,760
New York, State Housing Finance Agency Revenue, Series A, AMT, 3.5% *, 5/1/2029	500,000	500,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.45% *, 11/1/2036, Bank of New York (b)	700,000	700,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,284,040
New York, State Thruway Authority Highway & Bridge Trust Fund:
Series B, 5.0%, 4/1/2017 (a)	5,000,000	5,487,050
Series B, 5.0%, 4/1/2021 (a)	10,000,000	10,865,700
New York, State Thruway Authority, Service Contract Revenue, 5.25%, 4/1/2013	970,000	994,716
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A-1, 5.0%, 12/15/2021 (a)	5,000,000	5,441,450
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,502,300

New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021	6,000,000	6,373,980
Series A, 5.25%, 1/1/2018	2,000,000	2,153,500
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)	5,000,000	5,094,400
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	4,000,000	4,322,880
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 6.125%, 1/1/2021	7,205,000	8,932,255
New York, Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded, 5.125%, 4/1/2016 (a)	2,525,000	2,642,059
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	4,057,923
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015	3,120,000	3,332,909
Series C, 5.25%, 6/15/2015	5,330,000	5,699,955
Series B, 5.25%, 6/15/2016	6,000,000	6,483,840
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,211
New York and New Jersey, Port Authority Revenue, Special Project - KIAC, Series 4, AMT, 7.0%, 10/1/2007	600,000	607,914
New York and New Jersey, Port Authority, One Hundred Fortieth, 5.0%, 12/1/2020 (a)	5,180,000	5,659,720
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,263,128
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,135,900
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75% , 8/1/2031	3,500,000	4,247,705
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.0%, 5/1/2017	4,000,000	4,165,680
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	655,000	660,757
New York, NY, Core City General Obligation, Series D, 5.25%, 2/1/2021 (a)	4,000,000	4,347,040
New York, NY, Core City General Obligation, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	1,190,000	1,289,651
New York, NY, Core City General Obligation, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,618,410
New York, NY, General Obligation:
Series J-3, 3.42% *, 2/15/2016, JPMorgan Chase Bank (b)	700,000	700,000
Series J-1, 5.0%, 6/1/2018	3,000,000	3,266,160
Series I, 5.0%, 8/1/2021	2,500,000	2,666,125
Series D, 5.0%, 11/1/2023	5,000,000	5,327,650
Series H, Prerefunded, 5.125%, 8/1/2018 (a)	175,000	181,318
Series H, 5.125%, 8/1/2018 (a)	3,230,000	3,338,334
Series C-1, 5.25%, 8/15/2018	3,525,000	3,853,706
Series I, Prerefunded, 6.0%, 4/15/2009	1,445,000	1,472,628
Series H, Prerefunded, 6.0%, 8/1/2014	2,345,000	2,406,580
Series H, 6.0%, 8/1/2014	155,000	158,801
Series A, 6.25%, 8/1/2009	2,195,000	2,232,293
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,249,400
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	965,000	985,902
5.85%, 8/1/2008	600,000	613,020
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (a) (c)	2,000,000	2,152,200
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,331,100

Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	568,805
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55% *, 11/15/2024	3,760,000	3,947,210
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (a)	215,000	249,086
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a) (c)	10,720,000	11,625,518
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,708,779
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	549,355
5.5%, 4/1/2014 (a)	1,000,000	1,109,920
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	2,053,680
5.7%, 1/1/2028	3,250,000	3,323,352
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.48% *, 3/1/2025, Wilber National Bank (b)	225,000	225,000
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park:
6.85%, 6/15/2008 (a)	350,000	367,791
6.85%, 6/15/2009 (a)	350,000	378,847
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 1/15/2007 (a)	650,000	647,211
Series B, Zero Coupon, 7/15/2007 (a)	650,000	636,252
Series B, Zero Coupon, 1/15/2008 (a)	750,000	721,185

		325,755,617
Puerto Rico 8.7%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,594,906
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,152,340
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,775,187
Series AA, 5.5%, 7/1/2017 (a)	4,000,000	4,627,680
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.5%, 7/1/2017 (a)	6,000,000	6,941,520
Puerto Rico, Electric Power Authority Revenue, 6.0%, 7/1/2012 (a)	4,020,000	4,531,224
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,716,400
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	3,328,490
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,588,200

		34,255,947
Virgin Islands 0.8%
Virgin Islands, State Agency General Obligation, Public Finance Authority, 6.0%, 10/1/2007	3,000,000	3,054,990

Total Municipal Bonds and Notes (Cost $338,861,265)		363,066,554

Municipal Inverse Floating Rate Notes 11.0%
New York 9.0%

New York, State Dormitory Authority Revenue, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (d)	2,220,000	2,562,102
Trust:: New York, State Dormitory Authority Revenue, Series 310, 144A, 8.265%, 2/15/2010, Leverage Factor at purchase date: 2 to 1

New York, State Thruway Authority, Highway and Bridge Trust Fund, Series B, 5.0%, 4/01/2019 (a) (d)			10,000,000	10,899,300
Trust: New York, State Thruway Authority, Highway and Bridge Trust Fund, Series 1071-1, 144A, 6.28%, 4/1/2013, Leverage Factor at purchase date: 2 to 1 (a)

New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (d)			10,000,000	11,027,500
Trust: New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.31%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)

New York City, NY Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series D, 5.5%, 6/15/2016 (a) (d)			10,000,000	10,856,900
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, RITES-PA 838, 144A, 7.25%, 12/15/2009, Leverage Factor at purchase date: 2 to 1

				35,345,802
Puerto Rico 2.0%

Puerto Rico, Commonwealth Public Improvement, Series A, 5.5%, 7/01/2020 (a) (d)			6,750,000	7,950,893
Trust: Puerto Rico, Commonwealth General Obligation, RITES-PA 944B, 144A, 7.32%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)

Total Municipal Inverse Floating Rate Notes (Cost $40,974, 925)				43,296,695
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $379,836,190)			103.7	406,363,249
Other Assets and Liabilities, Net			(3.7)	(14,861,031)

Net Assets			100.0	391,502,218

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2006.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group	15.0
	Financial Guaranty Insurance Company	15.7
	Financial Security Assurance Inc.	10.8
	MBIA Corporation	17.1
(b)	Security incorporates a letter of credit from a major bank.
(c)	All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(d)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At November 30, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)

8/24/2006 2/22/2027	9,750,000[1]	Fixed — 4.152%	Floating — BMA	(445,561)
11/2/2006 5/2/2027	3,250,000[2]	Fixed — 3.891%	Floating — BMA	(40,055)

Total net unrealized depreciation	on open interest rate swaps			(485,616)

Counterparties:

1 Morgan Stanley Co., Inc.

2 Chase Securities, Inc.

BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Management of the Registrant has determined that as of and prior to November 30, 2006, the Registrant's first fiscal quarter end, the Registrant had a material weakness in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140. Since November 30, 2006, but prior to the date of this filing, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Registrant. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments.

(b)         There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Registrant's internal control over financial reporting was enhanced.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 13, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 13, 2007